Contingencies and Provisions - Restructuring costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Severance	$ 17,503	$ 5,211
Share-based compensation expense acceleration	0	1,995
Restructuring	$ 17,503	$ 7,206